Accounting Policies, by Policy (Policies)	3 Months Ended
Feb. 28, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation

These condensed unaudited interim consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), and Vasogen Corp.

The condensed unaudited interim consolidated financial statements do not conform in all respects to the annual requirements of accounting principles generally accepted in the U.S. (“U.S. GAAP”).  Accordingly, these condensed unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended November 30, 2013.

These condensed unaudited interim consolidated financial statements have been prepared using the same accounting policies, and methods as those used by the Company in the annual audited consolidated financial statements for the year ended November 30, 2013, except for the change in functional currency as at December 1, 2013 as described in Note 3(c). The condensed unaudited interim consolidated financial statements reflect all adjustments necessary for the fair presentation of the Company’s financial position and results of operation for the interim periods presented.  All such adjustments are normal and recurring in nature.

All inter-company accounts and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the condensed unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of the functional currency; the determination of estimated useful lives of property and equipment; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; the fair value of stock options and the determination of performance criteria for expensing stock-based payments; evaluation of income tax positions; the determination of valuation allowances; the determination of investment tax credits; deferred revenue; forecasting future cash flows for assessing whether there are any impairments of long-lived assets; and the going concern assumption.

Receivables, Policy [Policy Text Block]
Accounts receivable
The Company reviews its sales and accounts receivable aging and determines whether an allowance for doubtful accounts is required.
Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company accounts for revenue in accordance with the provision of Accounting Standard Codification (“ASC”) topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products and other incidental services. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition.

A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes license revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Licensing revenue is recognized as earned in accordance with the contract terms when the amounts can be reasonably estimated and collectability is reasonably assured.

The Company has a license and commercialization agreement with Par Pharmaceutical, Inc. (“Par”). Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. License revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments.  License revenue payments received by the Company from Par under this agreement are not subject to deductions for chargebacks, rebates, product returns, and other pricing adjustments.  Based on this arrangement and the guidance per ASC topic 605, the Company records license revenue as earned in the consolidated statements of operations and comprehensive income.

Milestones

In connection with the license and commercialization agreement with Par, if the Company’s product is the only generic in the market or if there is only one generic competitor, a milestone payment is earned.  Revenue is recognized when the milestones are achieved. The milestone method recognizes revenue on substantive milestone payments in the period the milestone is achieved. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is commensurate with either the vendor’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (ii) the milestone relates solely to past performance; and (iii) the milestone is reasonable relative to all of the deliverables and payment terms within the arrangement. Nonsubstantive milestone payments that might be paid to the Company based on the passage of time or as a result of a partner’s performance are allocated to the units of accounting within the arrangement; they are recognized as revenue in a manner similar to those units of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

Other incidental services

Incidental services which we may provide from time to time include, consulting advice provided to other organizations regarding FDA standards. Revenue is earned and realized when all of the following conditions are met:  (i) there is persuasive evidence of an arrangement; (ii) service has been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Translation of foreign currencies

Previously, operations of the Company were comprised of only research and development activities conducted in Canada. The Company generated no cash from operations, though funding for the operations (as in previous years) was primarily through U.S. dollar equity financings. The functional currency was assessed to be Canadian dollars. By obtaining the final approval of dexmethylphenidate hydrochloride extended-release capsules for the 15 and 30 mg strengths with Par in late November 2013, the Company generated and collected U.S. dollar revenues in the three months ended February 28, 2014 which represents a significant and material change in economic facts and circumstances. Management has assessed the functional currency for the fiscal year commencing December 1, 2013 and concluded that the Company and its wholly owned operating subsidiaries should be measured using the U.S. dollar as the functional currency. Effective December 1, 2013, the change in functional currency was applied on a prospective basis. The U.S. dollar translated amounts of nonmonetary assets and liabilities at December 1, 2013 became the historical accounting basis for those assets and liabilities at December 1, 2013. The impact of the change in functional currency on the measurement and reporting of warrants and the convertible debenture is discussed in Note 3(d) and 3(e) below. The change in functional currency will result in no change in cumulative translation adjustment going forward as the Company and its wholly owned operating subsidiaries have U.S. dollar functional currencies.

In respect of other transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, the monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the consolidated statements of operations and comprehensive income.

The Company’s reporting currency in the prior year was the U.S. dollar.

Warrants [Policy Text Block]
The Company issued warrants are described in Notes 7 and 10. In the prior year, the warrants were presented as a liability because they did not meet the criteria of ASC topic 480 for equity classification. Subsequent changes in the fair value of the warrants were recorded in the consolidated statements of operations and comprehensive loss. As discussed in Note 3(c) the Company changed its functional currency effective December 1, 2013 such that these warrants meet the criteria for equity classification in ASC 480, and the U.S. dollar translated amount of the warrant liability at December 1, 2013 became the amount reclassified to equity.

Convertible Debt, Policy [Policy Text Block]
Convertible debenture

The Company issued an unsecured convertible debenture in the principal amount of $1.5 million (the “Debenture”) as described in Note 5. At issuance the conversion option was bifurcated from its host contract and the fair value of the conversion option was characterized as an embedded derivative upon issuance as it met the criteria of ASC Topic 815-15-25-1 Embedded Derivatives. Subsequent changes in the fair value of the embedded derivative were recorded in the consolidated statements of operations and comprehensive loss. The proceeds received from the Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the Debenture using the imputed rate of interest. As discussed in Note 3(c) the Company changed its functional currency effective December 1, 2013 such that the conversion option no longer meets the criteria for bifurcation and is prospectively reclassified to equity under ASC 815 at the U.S. dollar translated amount at December 1, 2013.

New Accounting Pronouncements, Policy [Policy Text Block]
Future accounting pronouncements

In March 2013, the FASB provided amendments to Accounting Standards Update (“ASU”) No. 2013-05 “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (a consensus of the FASB Emerging Issues Task Force)”. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption and retrospective application are permitted.  The Company does not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flow.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for an net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose.

The ASU does not require new recurring disclosures. It is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption and retrospective application are permitted.  Early adoption and retrospective application are permitted.  The Company does not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flow.